Submission	Mar. 04, 2025
Submission [Line Items]
Central Index Key	0001390777
Registrant Name	Bank of New York Mellon Corp
Registration File Number	333-282710
Form Type	S-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES